UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 116.8%
CONSUMER DISCRETIONARY—CABLE & SATELITE 0.4%
Eutelsat Communications (France)(a)	65,000	$1,975,594
SES SA (Luxembourg)	26,000	589,730
		2,565,324
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 7.2%
DCP Midstream Partners LP(b)	46,738	1,161,439
Enbridge Energy Partners LP(b)	75,981	3,423,704
Energy Transfer Equity LP(b)	32,000	896,000
Energy Transfer Partners LP(b)	64,610	2,749,156
Enterprise GP Holdings LP(b)	30,000	887,400
Enterprise Products Partners LP(b)	204,200	5,782,944
Kinder Morgan Energy Partners LP(b),(c)	86,192	4,656,092
Magellan Midstream Partners LP(b),(c)	106,900	4,019,440
MarkWest Energy Partners LP(b)	122,400	2,892,312
Spectra Energy Corp.(b),(c)	471,326	8,926,914
TransCanada Corp. (Canada)	91,000	2,836,286
Williams Cos. (The)(b)	326,000	5,825,620
Williams Partners LP(b)	196,600	4,578,814
		48,636,121
INDUSTRIALS 0.7%
CONSTRUCTION & ENGINEERING 0.1%
Great Lakes Dredge & Dock Corp.	112,236	783,407

HIGHWAYS & RAILTRACKS 0.6%
Anhui Expressway Co. (Hong Kong)	2,050,000	1,214,121
Cia de Concessoes Rodoviarias (Brazil)	165,016	2,823,231
		4,037,352
TOTAL INDUSTRIALS		4,820,759

	Number of Shares	Value
REAL ESTATE 64.5%
DIVERSIFIED 5.3%
Cousins Properties	348,878	$2,888,710
Dexus Property Group (Australia)	4,207,100	3,136,220
Lexington Realty Trust(b)	552,724	2,818,892
Vornado Realty Trust(b)	423,755	27,294,060
		36,137,882
HEALTH CARE 8.5%
Brookdale Senior Living(b)	352,772	6,395,756
Chartwell Seniors Housing (Canada)	277,321	1,722,491
Cogdell Spencer(d)	753,600	3,617,280
HCP(b),(c)	743,685	21,373,507
Health Care REIT(b)	139,318	5,798,415
LTC Properties(b)	9,220	221,649
Nationwide Health Properties(b),(c)	153,806	4,766,448
Senior Housing Properties Trust	268,661	5,134,112
Ventas(b)	213,187	8,207,699
		57,237,357
HOTEL 4.1%
Hospitality Properties Trust(a),(b)	365,459	7,444,400
Host Hotels & Resorts(b)	1,691,759	19,912,003
		27,356,403
INDUSTRIAL 4.1%
AMB Property Corp.(b)	228,901	5,253,278
ProLogis(b),(c)	1,902,476	22,677,514
		27,930,792
MORTGAGE 0.5%
MFA Financial(b)	440,652	3,507,590

	Number of Shares	Value
OFFICE 12.5%
BioMed Realty Trust	375,760	$5,185,488
Boston Properties(b),(d)	367,869	24,113,813
Brandywine Realty Trust(b)	525,669	5,803,386
Brookfield Properties Corp.(b)	482,763	5,435,911
ING Office Fund (Australia)	6,185,400	3,055,785
Kilroy Realty Corp.	228,616	6,341,808
Liberty Property Trust(b)	327,234	10,644,922
Mack-Cali Realty Corp.(b),(c)	550,064	17,783,569
SL Green Realty Corp.(b)	146,856	6,439,635
		84,804,317
OFFICE/INDUSTRIAL 0.7%
PS Business Parks(b)	88,209	4,526,886

RESIDENTIAL 10.9%
APARTMENT 10.4%
American Campus Communities(b)	153,421	4,119,354
Apartment Investment & Management Co.(b)	679,719	10,025,855
AvalonBay Communities(b)	177,419	12,903,684
Colonial Properties Trust	83,245	809,974
Education Realty Trust(d)	449,090	2,663,104
Equity Residential(b)	727,091	22,321,694
Home Properties(b)	112,070	4,829,096
Post Properties	226,675	4,080,150
UDR(b)	534,062	8,406,136
		70,159,047
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties(b)	80,346	3,438,005
TOTAL RESIDENTIAL		73,597,052

SELF STORAGE 4.3%
Public Storage(b)	251,489	18,922,032
Sovran Self Storage	177,072	5,388,301

	Number of Shares	Value
U-Store-It Trust(d)	779,100	$4,869,375
		29,179,708
SHOPPING CENTER 13.6%
COMMUNITY CENTER 4.7%
Developers Diversified Realty Corp.	458,400	4,235,616
Federal Realty Investment Trust(b)	60,880	3,736,206
Inland Real Estate Corp.(b)	312,792	2,740,058
Kimco Realty Corp.(b)	669,408	8,729,080
Regency Centers Corp.(b)	102,328	3,791,253
Urstadt Biddle Properties—Class A	154,917	2,260,239
Weingarten Realty Investors(b)	328,960	6,552,883
		32,045,335
FREE STANDING 0.8%
National Retail Properties(b)	250,200	5,371,794

REGIONAL MALL 8.1%
Glimcher Realty Trust	711,295	2,610,453
Macerich Co.(b),(c)	261,816	7,940,879
Simon Property Group(b)	639,317	44,387,779
		54,939,111
TOTAL SHOPPING CENTER		92,356,240

TOTAL REAL ESTATE		436,634,227

TELECOMMUNICATION SERVICES 1.9%
ALTERNATIVE CARRIERS 0.3%
Inmarsat PLC (United Kingdom)	241,000	2,124,127

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
AT&T(b)	146,000	3,943,460

WIRELESS TELECOMMUNICATIONS SERVICES 1.0%
American Tower Corp.(a)	125,000	4,550,000
SBA Communications Corp.(a)	83,000	2,243,490
		6,793,490
TOTAL TELECOMMUNICATION SERVICES		12,861,077

	Number of Shares	Value
UTILITIES 42.1%
ELECTRIC UTILITIES 27.9%
Allegheny Energy	59,000	$1,564,680
American Electric Power Co.(b)	338,963	10,504,463
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	353,000	1,266,237
Cia de Transmissao de Energia Eletrica Paulista (Brazil)	30,308	851,108
Cleco Corp.(b)	77,000	1,931,160
DPL(b),(c)	250,956	6,549,952
Duke Energy Corp.(b),(c)	1,274,984	20,068,248
E.ON AG (ADR) (Germany)(b)	85,696	3,646,365
E.ON AG (Germany)	57,000	2,417,248
Electricite de France (France)	137,600	8,163,005
Enel S.p.A. (Italy)	571,520	3,627,595
Entergy Corp.(b)	227,420	18,161,761
Exelon Corp.(b),(e)	346,578	17,197,200
FirstEnergy Corp.(b),(c)	241,182	11,026,841
Fortum Oyj (Finland)	39,000	999,877
FPL Group(b),(c)	306,158	16,909,106
ITC Holdings Corp.(b)	78,064	3,548,009
Northeast Utilities(b)	320,871	7,617,478
NV Energy(b),(c)	831,184	9,633,423
Pepco Holdings(b)	234,242	3,485,521
Pinnacle West Capital Corp.(b)	30,762	1,009,609
PPL Corp.(b),(c)	224,000	6,796,160
Progress Energy(b)	170,929	6,676,487
Scottish and Southern Energy PLC (United Kingdom)	126,328	2,368,185
Southern Co.(b)	682,396	21,611,481
Westar Energy(b)	75,000	1,463,250
		189,094,449
GAS UTILITIES 2.2%
EQT Corp.(b),(c)	148,000	6,304,800
Questar Corp.(b)	141,199	5,303,434

	Number of Shares	Value
Snam Rete Gas S.p.A. (Italy)	590,000	$2,870,725
		14,478,959
MULTI UTILITIES 11.6%
Alliant Energy Corp.	72,600	2,021,910
CenterPoint Energy(b),(c)	396,944	4,934,014
CMS Energy Corp.(b),(c)	402,494	5,393,420
Consolidated Edison(b)	57,302	2,345,944
Dominion Resources(b)	126,400	4,360,800
DTE Energy Co.(b)	24,000	843,360
GDF Suez (France)	120,458	5,348,976
OGE Energy Corp.(b)	84,000	2,778,720
PG&E Corp.(b),(c)	412,555	16,704,352
Public Service Enterprise Group(b),(c)	518,400	16,298,496
RWE AG (Germany)	15,000	1,393,181
Sempra Energy(b)	184,500	9,189,945
United Utilities Group PLC (United Kingdom)	71,323	520,455
Wisconsin Energy Corp.(b),(c)	146,469	6,616,005
		78,749,578
WATER UTILITIES 0.4%
American Water Works Co.(b)	129,000	2,572,260
Cia de Saneamento de Minas Gerais (ADR) (Brazil)	20,262	346,888
		2,919,148
TOTAL UTILITIES		285,242,134

TOTAL COMMON STOCK (Identified cost—$722,219,625)		790,759,642

PREFERRED SECURITIES—$25 PAR VALUE 22.2%
BANK 0.4%
Bank of America Corp., 8.625%, Series MER(b)	100,000	2,367,000

BANK—FOREIGN 3.6%
Barclays Bank PLC, 8.125%(b)	207,000	5,050,800
Deutsche Bank Contingent Capital Trust III, 7.60%(b)	172,000	4,004,160
Deutsche Bank Contingent Capital Trust V, 8.05%(b)	114,525	2,821,896

	Number of Shares	Value
Santander Finance Preferred, 4.00%, Series 6 (FRN)	309,700	$5,097,662
Santander Finance Preferred, 10.50%, Series 10	264,087	7,151,476
		24,125,994
ELECTRIC—INTEGRATED 0.9%
Dominion Resources, 8.375%, Series A(b)	235,000	6,302,700

FINANCE 1.3%
INVESTMENT ADVISORY SERVICES 0.2%
Ameriprise Financial, 7.75%, due 6/15/39(b)	50,000	1,237,500

INVESTMENT BANKER/BROKER 0.3%
Bear Stearns Capital Trust III, 7.80%, 5/15/31(b)	90,000	2,255,400

MORTGAGE LOAN/BROKER 0.8%
Countrywide Capital IV, 6.75%, due 4/1/33	150,000	3,025,500
Countrywide Capital V, 7.00%, due 11/1/36	105,000	2,159,850
		5,185,350
TOTAL FINANCE		8,678,250

INSURANCE 2.2%
MULTI-LINE 0.4%
MetLife, 6.50%, Series B(b)	100,000	2,373,000

MULTI-LINE—FOREIGN 0.9%
Allianz SE, 8.375%(b)	167,300	4,008,508
ING Groep N.V., 7.375%(b)	142,000	2,357,200
		6,365,708
PROPERTY CASUALTY—FOREIGN 0.5%
Arch Capital Group Ltd., 8.00%(b)	129,000	3,160,500

REINSURANCE—FOREIGN 0.4%
Aspen Insurance Holdings Ltd., 7.401%, Series A(b)	150,000	3,045,000
TOTAL INSURANCE		14,944,208

INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(b)	263,375	6,057,625

MEDIA—DIVERSIFIED SERVICES 1.0%
Comcast Corp., 7.00%, due 9/15/55, Series B(b)	280,000	6,994,400

	Number of Shares	Value
REAL ESTATE 11.5%
DIVERSIFIED 1.0%
Duke Realty Corp., 8.375%, Series O(b)	77,300	$1,876,071
Forest City Enterprises, 7.375%, Class A(b)	259,975	5,168,303
		7,044,374
HEALTH CARE 4.4%
Health Care REIT, 7.875%, Series D(b)	134,813	3,242,253
Health Care REIT, 7.625%, Series F(b)	200,000	4,738,000
LTC Properties, 8.00%, Series F(b)	432,226	10,114,089
Omega Healthcare Investors, 8.375%, Series D(b)	469,618	11,540,862
		29,635,204
HOTEL 0.9%
Host Hotels & Resorts, 8.875%, Series E(b)	80,000	2,000,000
LaSalle Hotel Properties, 8.00%, Series E(b)	170,000	3,762,100
		5,762,100
OFFICE 2.3%
Alexandria Real Estate Equities, 8.375%, Series C(b)	200,025	4,844,605
Brandywine Realty Trust, 7.50%, Series C(b)	160,010	3,534,621
SL Green Realty Corp., 7.625%, Series C(b)	235,050	5,211,058
SL Green Realty Corp., 7.875%, Series D(b)	94,650	2,153,288
		15,743,572
OFFICE/INDUSTRIAL 0.8%
PS Business Parks, 6.875%, Series I(b)	245,000	5,191,550

RESIDENTIAL- APARTMENT 0.4%
Apartment Investment & Management Co., 8.00%, Series T(b)	138,400	2,952,072

SHOPPING CENTER 1.7%
COMMUNITY CENTER 1.4%
Developers Diversified Realty Corp., 7.50%, Series I(b)	295,555	5,201,768
Kimco Realty Corp., 7.75%, Series G(b)	88,700	2,159,845
Saul Centers, 8.00%, Series A(b)	96,300	2,226,456
		9,588,069

	Number of Shares	Value
REGIONAL MALL 0.3%
CBL & Associates Properties, 7.75%, Series C(b)	114,710	$2,236,845
TOTAL SHOPPING CENTER		11,824,914

TOTAL REAL ESTATE		78,153,786

UTILITIES—MULTI UTILITIES 0.4%
Xcel Energy, 7.60%(b)	100,000	2,598,000

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$162,553,274)		150,221,963

PREFERRED SECURITIES—CAPITAL SECURITIES 15.3%
BANK 4.4%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(b),(f)	3,000,000	3,083,850
Bank of America Corp., 8.125%, due 12/29/49	3,000,000	2,670,870
Citigroup Capital XXI, 8.30%, due 12/21/57	4,000,000	3,595,000
CoBank ACB, 11.00%, Series C, 144A(g)	80,000	3,685,000
JPMorgan Chase & Co., 7.90%, due 4/29/49(b),(c)	3,070,000	2,956,707
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(b),(c),(g)	7,300,000	6,904,289
Sovereign Capital Trust VI, 7.908%, due 6/13/36(b)	3,415,000	3,111,328
Wachovia Capital Trust III, 5.80%, due 3/29/49 (FRN)(b)	2,250,000	1,586,250
Wells Fargo & Co, 7.98%, due 2/28/49(b)	2,500,000	2,287,500
		29,880,794
BANK—FOREIGN 1.7%
Barclays Bank PLC, 6.278%, due 12/31/49(b)	4,500,000	3,397,500
Groupe BPCE SA, 12.50%, due 06/29/49, 144A(g)	1,113,000	1,257,690
Rabobank Nederland, 11.00%, due 12/29/49, 144A(b),(c),(g)	3,750,000	4,606,575
Societe Generale, 8.75%, due 10/07/49	1,000,000	999,000
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(b),(g)	2,000,000	1,644,416
		11,905,181
FINANCE 1.1%
CREDIT CARD 0.7%
Capital One Capital III, 7.686%, due 8/15/36(b)	3,500,000	3,010,000
Capital One Capital V, 10.25%, due 08/15/39	1,500,000	1,661,680
		4,671,680

	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES 0.4%
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(b),(c),(g)	3,080,000	$2,802,800
TOTAL FINANCE		7,474,480

FOOD 1.1%
Dairy Farmers of America, 7.875%, 144A(b),(f),(g)	42,500	3,077,268
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(b),(g)	40	4,121,250
		7,198,518
INSURANCE 4.0%
MULTI-LINE 1.9%
AXA SA, 8.60%, due 12/15/30(b),(c)	4,800,000	5,003,376
Metlife Capital Trust IV, 7.875%, due 12/15/67, 144A(b),(g)	1,500,000	1,432,500
MetLife Capital Trust X, 9.25%,due 4/8/38, 144A(b),(g)	3,600,000	3,753,641
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	3,500,000	2,870,000
		13,059,517
PROPERTY CASUALTY 2.1%
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(b),(g)	5,000,000	3,375,000
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(b),(g)	2,000,000	1,464,108
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(g)	7,000,000	5,425,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b),(g)	4,000,000	3,860,000
		14,124,108
TOTAL INSURANCE		27,183,625

PIPELINES 0.9%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(b)	3,000,000	2,673,762
Enterprise Products Operating LP, 8.375%, due 8/1/66(b)	3,500,000	3,276,626
		5,950,388
UTILITIES 2.1%
ELECTRIC UTILITIES 0.6%
DPL Capital Trust II, 8.125%, due 9/1/31(b)	4,000,000	3,922,228

GAS UTILITIES 1.0%
Southern Union Co., 7.20%, due 11/1/66(b)	8,750,000	6,934,375

	Number of Shares	Value
MULTI UTILITIES 0.5%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27(b)	4,000,000	$3,888,672
TOTAL UTILITIES		14,745,275

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$107,079,268)		104,338,261

	Principal Amount
CORPORATE BONDS 4.8%
FINANCE-INVESTMENT — BANKER/BROKER 0.4%
Raymond James Financial, 8.60%, due 08/15/19	$2,000,000	2,212,272

INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Citizens Communications Co., 7.875%, due 1/15/27(b)	2,000,000	1,835,000
Citizens Communications Co., 9.00%, due 8/15/31(b)	5,500,000	5,417,500
Frontier Communication, 8.125%, due 10/01/18	2,500,000	2,528,125
		9,780,625
MEDIA 1.1%
Cablevision System Corp., 8.625, due 09/15/17, 144A(g)	2,500,000	2,593,750
Rogers Cable, 8.75%, due 5/1/32(b)	3,430,000	4,513,383
		7,107,133
OIL & GAS EXPLORATION & PRODUCTION 0.5%
Nexen, 7.50%, due 07/30/39	3,000,000	3,276,987

REAL ESTATE 1.4%
DIVERSIFIED 0.3%
Dexus Property Group, 7.125%, due 10/15/14, 144A(g)	2,000,000	2,001,020

HOTEL 0.3%
Hospitality Properties Trust, 7.875%, due 8/15/14	2,000,000	2,005,844

OFFICE 0.4%
Brandywine Operating Partnership LP, 7.50%, due 05/15/15	2,500,000	2,503,973

	Principal Amount	Value
SHOPPING CENTER—COMMUNITY CENTER 0.4%
Developers Diversified Realty Corp., 9.625, due 3/15/2016	$2,750,000	$2,761,899
TOTAL REAL ESTATE		9,272,736

TOTAL CORPORATE BONDS (Identified cost—$30,352,221)		31,649,753

		Number of Shares
SHORT-TERM INVESTMENT 1.8%
MONEY MARKET FUND
Federated U.S. Treasury Cash Reserves Fund, 0.001%(h) (Identified cost—$12,404,396)		12,404,396	12,404,396

TOTAL INVESTMENTS (Identified cost—$1,034,608,784)	160.9%		1,089,374,015

WRITTEN CALL OPTIONS	0.0%		(63,475)

LIABILITIES IN EXCESS OF OTHER ASSETS	(60.9)%		(412,050,609)

NET ASSETS (Equivalent to $11.51 per share based on 58,858,135 shares of common stock outstanding)	100.0%		$677,259,931

Number of Contracts
WRITTEN CALL OPTION
Utilities Custom Basket, Strike Price 101, 10/15/09 (Premiums Received—$137,500)	125,000	$(63,475)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) A portion or all of the security is pledged in connection with the revolving credit agreement: $734,035,888 has been pledged as collateral.

(c) Re-hypothecated in connection with the Fund’s outstanding revolving credit agreement. Aggregate holdings equal 17.8% of net assets of the Fund.

(d) A portion of the security is segregated as collateral for interest rate swap transactions: $11,672,750 has been segregated as collateral.

(e) All or a portion of the security is pledged in connection with written option contracts: $17,197,200 has been pledged to brokers.

(f) Illiquid security.  Aggregate holdings equal 0.9% of net assets of the Fund.

(g) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 7.7% of net assets of the Fund.

(h) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at September 30, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$31,000,000	3.461%	0.246%	March 29, 2010	$(490,099)
Merrill Lynch Derivative Products Ag	$70,000,000	3.600%	0.246%	January 29, 2014	(3,758,317)
Royal Bank of Canada	$40,000,000	3.498%	0.246%	November 22, 2012	(2,083,428)
Royal Bank of Canada	$40,000,000	3.634%	0.246%	March 31, 2014	(2,180,615)
UBS AG	$60,000,000	3.639%	0.243%	April 17, 2013	(3,429,468)
					$(11,941,927	)(b)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2009.

(b) $4,248,000 is segregated as collateral for interest rate swap transactions.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

NOTES TO FINANCIAL STATEMENTS (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$790,759,642	$790,759,642	$—	$—
Preferred Securities - $25 Par Value	150,221,963	150,221,963	—	—
Preferred Securities - Capital Securities – Bank - Foreign	11,905,181	—	7,249,991	4,655,190
Preferred Securities - Capital Securities – Food	7,198,518	—	4,121,250	3,077,268
Preferred Securities - Capital Securities – Other Industries	85,234,562	—	85,234,562	—
Corporate Bonds – Real Estate – Diversified	2,001,020	—	—	2,001,020
Corporate Bonds – Other Industries	29,648,733	—	29,648,733	—
Money Market Funds	12,404,396	—	12,404,396	—
Total Investments	$1,089,374,015	$940,981,605	$138,658,932	$9,733,478
Other Financial Instruments*	$(12,005,402)	$—	$(12,005,402)	$—

NOTES TO FINANCIAL STATEMENTS (Continued)

*Other financial instruments are interest swaps and written options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of December 31, 2008	$3,429,612

Accrued discounts	882

Realized loss	(799,030)

Change in unrealized appreciation	2,445,787

Net purchases	4,656,227

Balance as of September 30, 2009	$9,733,478

Note 2. Derivative Instruments

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2009:

Written Options	$(63,475)
Interest Rate Swaps	(11,941,927)
Total	$(12,005,402)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility,

NOTES TO FINANCIAL STATEMENTS (Continued)

the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$121,750,288
Gross unrealized depreciation	(66,985,057)
Net unrealized appreciation	$54,765,231

Cost for federal income tax purposes	$1,034,608,784

Note 4. Merger

On June 10, 2009, the Board of Directors of the Fund and Cohen & Steers Select Utility Fund, Inc. (“UTF”) approved a merger, subject to approval by the Fund’s shareholders, in which the Fund would merge with and into UTF in accordance with Maryland General Corporation Law. If each fund’s shareholders approve the merger, shareholders of the Fund would become shareholders of UTF. In connection with the merger, all of the Fund’s assets and liabilities will be combined with UTF, and each shareholder of the Fund will receive a number of shares of UTF in exchange for

NOTES TO FINANCIAL STATEMENTS (Continued)

their shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund’s shares held as of the close of business of the New York Stock Exchange on the closing date of the merger. The merger is subject to approval of the shareholders of each of the Fund and UTF and shareholders will vote separately on the merger. If shareholders approve the merger, the closing date of the merger is expected to be on or about December 18, 2009.

The Investment Manager may elect to consummate the merger at or prior to the closing date and will promptly notify Fund shareholders of any such change.

Merger related expenses, which will be borne by the Fund, are estimated to be approximately $395,000.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009